Distribution Date:	12/17/21	CSAIL 2016-C7 Commercial Mortgage Trust
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		Eleven Madison Avenue | New York, NY 10010
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12637UAS8	1.578600%	40,491,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12637UAT6	2.828900%	5,938,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12637UAU3	2.608200%	15,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12637UAV1	3.210000%	163,000,000.00	157,370,157.89	0.00	420,965.17	0.00	0.00	420,965.17	157,370,157.89	33.43%	30.00%
A-5	12637UAW9	3.502000%	246,354,000.00	246,354,000.00	0.00	718,943.09	0.00	0.00	718,943.09	246,354,000.00	33.43%	30.00%
A-SB	12637UAX7	3.314300%	65,656,000.00	55,961,061.96	1,040,617.67	154,559.79	0.00	0.00	1,195,177.46	54,920,444.29	33.43%	30.00%
A-S	12637UBA6	3.957900%	52,774,000.00	52,774,000.00	0.00	174,061.85	0.00	0.00	174,061.85	52,774,000.00	25.77%	23.13%
B	12637UBB4	4.332381%	29,746,000.00	29,746,000.00	0.00	107,392.50	0.00	0.00	107,392.50	29,746,000.00	21.45%	19.25%
C	12637UBC2	4.382381%	37,422,000.00	37,422,000.00	0.00	136,664.54	0.00	0.00	136,664.54	37,422,000.00	16.02%	14.38%
D	12637UAG4	4.382381%	45,098,000.00	45,098,000.00	0.00	164,697.17	0.00	0.00	164,697.17	45,098,000.00	9.47%	8.50%
E	12637UAJ8	3.192000%	23,029,000.00	23,029,000.00	0.00	61,257.14	0.00	0.00	61,257.14	23,029,000.00	6.13%	5.50%
F	12637UAL3	3.192000%	9,595,000.00	9,595,000.00	0.00	25,522.70	0.00	0.00	25,522.70	9,595,000.00	4.74%	4.25%
NR*	12637UAN9	3.192000%	32,624,581.00	32,624,581.00	0.00	50,423.53	0.00	0.00	50,423.53	32,624,581.00	0.00%	0.00%
R	12637UAQ2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,627,581.01	689,973,800.85	1,040,617.67	2,014,487.48	0.00	0.00	3,055,105.15	688,933,183.18

Notional Certificates
X-A	12637UAY5	0.943598%	590,113,000.00	512,459,219.85	0.00	402,962.91	0.00	0.00	402,962.91	511,418,602.18
X-B	12637UAZ2	0.050000%	29,746,000.00	29,746,000.00	0.00	1,239.42	0.00	0.00	1,239.42	29,746,000.00
X-E	12637UAA7	1.190381%	23,029,000.00	23,029,000.00	0.00	22,844.40	0.00	0.00	22,844.40	23,029,000.00
X-F	12637UAC3	1.190381%	9,595,000.00	9,595,000.00	0.00	9,518.09	0.00	0.00	9,518.09	9,595,000.00
X-NR	12637UAE9	1.190381%	32,624,581.00	32,624,581.00	0.00	32,363.06	0.00	0.00	32,363.06	32,624,581.00
Notional SubTotal			685,107,581.00	607,453,800.85	0.00	468,927.88	0.00	0.00	468,927.88	606,413,183.18

Deal Distribution Total					1,040,617.67	2,483,415.36	0.00	0.00	3,524,033.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12637UAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12637UAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12637UAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12637UAV1	965.46109135	0.00000000	2.58260840	0.00000000	0.00000000	0.00000000	0.00000000	2.58260840	965.46109135
A-5	12637UAW9	1,000.00000000	0.00000000	2.91833333	0.00000000	0.00000000	0.00000000	0.00000000	2.91833333	1,000.00000000
A-SB	12637UAX7	852.33736384	15.84954414	2.35408478	0.00000000	0.00000000	0.00000000	0.00000000	18.20362891	836.48781970
A-S	12637UBA6	1,000.00000000	0.00000000	3.29825009	0.00000000	0.00000000	0.00000000	0.00000000	3.29825009	1,000.00000000
B	12637UBB4	1,000.00000000	0.00000000	3.61031735	0.00000000	0.00000000	0.00000000	0.00000000	3.61031735	1,000.00000000
C	12637UBC2	1,000.00000000	0.00000000	3.65198386	0.00000000	0.00000000	0.00000000	0.00000000	3.65198386	1,000.00000000
D	12637UAG4	1,000.00000000	0.00000000	3.65198390	0.00000000	0.00000000	0.00000000	0.00000000	3.65198390	1,000.00000000
E	12637UAJ8	1,000.00000000	0.00000000	2.66000000	0.00000000	0.00000000	0.00000000	0.00000000	2.66000000	1,000.00000000
F	12637UAL3	1,000.00000000	0.00000000	2.66000000	0.00000000	0.00000000	0.00000000	0.00000000	2.66000000	1,000.00000000
NR	12637UAN9	1,000.00000000	0.00000000	1.54556866	1.11443148	10.19445951	0.00000000	0.00000000	1.54556866	1,000.00000000
R	12637UAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12637UAY5	868.40862657	0.00000000	0.68285720	0.00000000	0.00000000	0.00000000	0.00000000	0.68285720	866.64520555
X-B	12637UAZ2	1,000.00000000	0.00000000	0.04166678	0.00000000	0.00000000	0.00000000	0.00000000	0.04166678	1,000.00000000
X-E	12637UAA7	1,000.00000000	0.00000000	0.99198402	0.00000000	0.00000000	0.00000000	0.00000000	0.99198402	1,000.00000000
X-F	12637UAC3	1,000.00000000	0.00000000	0.99198437	0.00000000	0.00000000	0.00000000	0.00000000	0.99198437	1,000.00000000
X-NR	12637UAE9	1,000.00000000	0.00000000	0.99198393	0.00000000	0.00000000	0.00000000	0.00000000	0.99198393	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	420,965.17	0.00	420,965.17	0.00	0.00	0.00	420,965.17	0.00
A-5	11/01/21 - 11/30/21	30	0.00	718,943.09	0.00	718,943.09	0.00	0.00	0.00	718,943.09	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	154,559.79	0.00	154,559.79	0.00	0.00	0.00	154,559.79	0.00
X-A	11/01/21 - 11/30/21	30	0.00	402,962.91	0.00	402,962.91	0.00	0.00	0.00	402,962.91	0.00
X-B	11/01/21 - 11/30/21	30	0.00	1,239.42	0.00	1,239.42	0.00	0.00	0.00	1,239.42	0.00
X-E	11/01/21 - 11/30/21	30	0.00	22,844.40	0.00	22,844.40	0.00	0.00	0.00	22,844.40	0.00
X-F	11/01/21 - 11/30/21	30	0.00	9,518.09	0.00	9,518.09	0.00	0.00	0.00	9,518.09	0.00
X-NR	11/01/21 - 11/30/21	30	0.00	32,363.06	0.00	32,363.06	0.00	0.00	0.00	32,363.06	0.00
A-S	11/01/21 - 11/30/21	30	0.00	174,061.85	0.00	174,061.85	0.00	0.00	0.00	174,061.85	0.00
B	11/01/21 - 11/30/21	30	0.00	107,392.50	0.00	107,392.50	0.00	0.00	0.00	107,392.50	0.00
C	11/01/21 - 11/30/21	30	0.00	136,664.54	0.00	136,664.54	0.00	0.00	0.00	136,664.54	0.00
D	11/01/21 - 11/30/21	30	0.00	164,697.17	0.00	164,697.17	0.00	0.00	0.00	164,697.17	0.00
E	11/01/21 - 11/30/21	30	0.00	61,257.14	0.00	61,257.14	0.00	0.00	0.00	61,257.14	0.00
F	11/01/21 - 11/30/21	30	0.00	25,522.70	0.00	25,522.70	0.00	0.00	0.00	25,522.70	0.00
NR	11/01/21 - 11/30/21	30	295,446.22	86,781.39	0.00	86,781.39	36,357.86	0.00	0.00	50,423.53	332,589.97
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			295,446.22	2,519,773.22	0.00	2,519,773.22	36,357.86	0.00	0.00	2,483,415.36	332,589.97

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,524,033.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,530,273.43	Master Servicing Fee	3,845.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,194.83
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.49
ARD Interest	0.00	Operating Advisor Fee	1,509.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	373.74
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,530,273.43	Total Fees	10,500.22

Principal		Expenses/Reimbursements
Scheduled Principal	1,040,617.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,687.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	23,670.82
Total Principal Collected	1,040,617.67	Total Expenses/Reimbursements	36,357.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,483,415.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,040,617.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,524,033.03
Total Funds Collected	3,570,891.10	Total Funds Distributed	3,570,891.11

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	689,973,801.35	689,973,801.35	Beginning Certificate Balance	689,973,800.85
(-) Scheduled Principal Collections	1,040,617.67	1,040,617.67	(-) Principal Distributions	1,040,617.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	688,933,183.68	688,933,183.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	690,365,804.53	690,365,804.53	Ending Certificate Balance	688,933,183.18
Ending Actual Collateral Balance	689,351,125.17	689,351,125.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.50)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.50)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP	Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP
	4,999,999 or less	14	48,830,443.23	7.09%	53	4.9514	1.981080	1.4999 or less	17	332,551,450.23	48.27%	55	4.4709	1.245102
5,000,000 to 9,999,999		13	98,604,546.04	14.31%	53	4.7903	1.604834	1.5000 to 1.7499	12	169,611,995.44	24.62%	57	4.3775	1.667215
10,000,000 to 19,999,999		12	160,901,064.07	23.36%	54	4.7988	1.643515	1.7500 to 2.7499	18	163,367,797.66	23.71%	55	4.2564	2.224512
20,000,000 to 24,999,999		3	65,280,291.79	9.48%	54	4.4857	1.421008	2.7500 to 3.9999	1	2,818,429.19	0.41%	58	5.3220	3.386200
25,000,000 to 49,999,999		3	80,127,036.80	11.63%	57	4.5465	1.176027	4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	3	214,606,290.59	31.15%	58	3.7103	1.693230	Totals	50	688,933,183.68	100.00%	56	4.4004	1.604394
	Totals	50	688,933,183.68	100.00%	56	4.4004	1.604394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP
							Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP
Alabama	1	22,858,791.81	3.32%	59	4.7800	1.448400
							Lodging	5	55,884,922.36	8.11%	54	4.8725	0.789484
Arizona	1	1,709,809.19	0.25%	51	5.1850	2.321100
							Mixed Use	2	25,977,559.63	3.77%	55	4.7742	1.599669
California	2	19,733,957.56	2.86%	53	5.0482	1.646579
							Mobile Home Park	5	10,406,250.55	1.51%	55	4.9920	2.066022
Colorado	1	4,834,545.08	0.70%	48	4.9500	1.747100
							Multi-Family	16	130,944,664.25	19.01%	52	4.8496	1.887308
Connecticut	1	7,986,215.35	1.16%	59	4.8100	0.802800
							Office	10	158,533,309.85	23.01%	57	4.0982	1.740797
Florida	10	207,081,838.47	30.06%	57	4.4065	1.321421
							Retail	15	286,602,966.44	41.60%	57	4.2102	1.533533
Georgia	11	80,418,872.67	11.67%	54	4.6075	2.103256
							Totals	55	688,933,183.68	100.00%	56	4.4004	1.604394
Illinois	1	70,284,430.80	10.20%	58	3.9900	1.730400

Indiana	3	19,030,536.92	2.76%	49	4.8622	0.788578

Nevada	1	15,185,345.96	2.20%	58	4.3300	1.575200

New York	3	89,847,889.63	13.04%	54	3.6468	1.779340

North Carolina	1	3,051,359.51	0.44%	58	4.4310	0.928000

Pennsylvania	2	34,606,752.65	5.02%	59	4.4470	1.947352

Texas	13	69,227,217.47	10.05%	50	4.8370	1.745104

Utah	1	11,583,874.00	1.68%	59	4.2000	1.518700

Virginia	1	10,908,236.01	1.58%	58	5.4300	1.241600

Totals	55	688,933,183.68	100.00%	56	4.4004	1.604394

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP	Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP
	3.9999% or less	4	236,082,498.73	34.27%	57	3.7316	1.661370	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	11,583,874.00	1.68%	59	4.2000	1.518700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	5	71,852,410.70	10.43%	58	4.3889	1.562741	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	13	158,873,901.32	23.06%	54	4.6384	1.516158	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	11	95,304,455.27	13.83%	53	4.8487	1.496412	49 months or greater	48	668,349,672.52	97.01%	55	4.3984	1.600655
	5.0000% or greater	14	94,652,532.50	13.74%	55	5.2366	1.734823	Totals	50	688,933,183.68	100.00%	56	4.4004	1.604394
	Totals	50	688,933,183.68	100.00%	56	4.4004	1.604394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP	Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP
	60 months or less	48	668,349,672.52	97.01%	55	4.3984	1.600655	Interest Only	1	50,000,000.00	7.26%	57	2.8595	2.121700
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	47	618,349,672.52	89.75%	55	4.5228	1.558523
	Totals	50	688,933,183.68	100.00%	56	4.4004	1.604394	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	688,933,183.68	100.00%	56	4.4004	1.604394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	20,583,511.16	2.99%	58	4.4656	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	47	665,535,943.54	96.60%	55	4.3957	1.600755
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,813,728.98	0.41%	50	5.0300	1.577100
	Totals	50	688,933,183.68	100.00%	56	4.4004	1.604394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306571004	RT	Estero	FL	Actual/360	3.953%	311,250.39	163,459.27	0.00	N/A	10/01/26	--	94,485,318.80	94,321,859.53	12/01/21
2	306711001	RT	Gurnee	IL	Actual/360	3.990%	233,695.73	0.00	0.00	N/A	10/01/26	--	70,284,431.06	70,284,431.06	06/01/21
3	306531003	OF	New York	NY	Actual/360	2.860%	119,145.83	0.00	0.00	N/A	09/01/26	--	50,000,000.00	50,000,000.00	12/01/21
4	306891001	LO	Tampa	FL	Actual/360	4.685%	102,645.58	67,269.95	0.00	N/A	07/01/26	--	26,291,290.50	26,224,020.55	12/01/21
5	306891005	OF	Fort Lauderdale	FL	Actual/360	4.560%	107,534.75	41,715.31	0.00	N/A	10/06/26	--	28,298,617.70	28,256,902.39	12/06/21
6	306891006	OF	Monroeville	PA	Actual/360	4.390%	94,017.73	53,492.24	0.00	N/A	11/06/26	--	25,699,606.10	25,646,113.86	12/06/21
7	301741143	RT	Columbus	GA	Actual/360	3.944%	70,783.66	60,403.76	0.00	N/A	12/06/25	--	21,536,611.90	21,476,208.14	12/06/21
8	306891008	RT	Spanish Fort	AL	Actual/360	4.780%	91,191.37	34,438.34	0.00	N/A	11/06/26	--	22,893,230.15	22,858,791.81	12/06/21
9	306891009	MU	Monsey	NY	Actual/360	4.720%	82,530.48	37,032.86	0.00	N/A	07/06/26	--	20,982,324.70	20,945,291.84	12/06/21
10	306891010	MF	Watertown	NY	Actual/360	4.540%	71,653.58	36,675.41	0.00	N/A	07/06/25	--	18,939,273.28	18,902,597.87	12/06/21
11	306891011	RT	Miami	FL	Actual/360	4.400%	71,474.09	29,679.61	0.00	N/A	09/06/26	--	19,492,933.26	19,463,253.65	12/06/21
12	306891012	OF	Roswell	GA	Actual/360	4.300%	62,951.26	28,599.96	0.00	N/A	11/06/26	08/06/26	17,567,793.35	17,539,193.39	12/06/21
13	306891013	MF	San Marcos	TX	Actual/360	4.852%	66,201.17	25,373.83	0.00	N/A	03/06/26	--	16,372,919.94	16,347,546.11	12/06/21
14	306891014	RT	Las Vegas	NV	Actual/360	4.330%	54,894.98	28,043.00	0.00	N/A	10/06/26	--	15,213,388.81	15,185,345.81	12/06/21
15	306891015	MF	College Park	GA	Actual/360	4.720%	57,697.09	25,477.41	0.00	N/A	10/06/26	--	14,668,752.09	14,643,274.68	12/06/21
17	306891017	LO	Plantation	FL	Actual/360	5.250%	49,246.92	26,258.29	0.00	N/A	11/06/26	--	11,256,439.75	11,230,181.46	07/06/20
18	306891018	RT	Long Beach	CA	Actual/360	5.250%	47,785.76	17,374.28	0.00	N/A	11/06/26	--	10,922,458.68	10,905,084.40	12/06/21
19	301741155	MF	Norcross	GA	Actual/360	5.347%	49,230.79	15,523.53	0.00	N/A	06/06/26	--	11,048,614.86	11,033,091.33	12/06/21
20	306891020	OF	Salt Lake City	UT	Actual/360	4.200%	40,600.00	16,126.00	0.00	N/A	11/01/26	--	11,600,000.00	11,583,874.00	12/01/21
21	306891021	OF	Virginia Beach	VA	Actual/360	5.430%	49,426.74	14,801.42	0.00	N/A	10/06/26	--	10,923,037.43	10,908,236.01	12/06/21
22	623100250	MF	Houston	TX	Actual/360	4.801%	41,451.38	18,892.09	0.00	N/A	11/06/25	--	10,360,686.47	10,341,794.38	12/06/21
23	306891023	OF	Lakeland	FL	Actual/360	5.190%	44,860.02	15,474.24	0.00	N/A	12/06/25	--	10,372,258.61	10,356,784.37	12/06/21
24	301741158	MF	Port St. Lucie	FL	Actual/360	5.233%	42,413.83	12,701.29	0.00	N/A	11/01/26	--	9,726,084.30	9,713,383.01	12/01/21
25	306891025	OF	King Of Prussia	PA	Actual/360	4.610%	34,480.61	14,790.64	0.00	N/A	11/06/26	--	8,975,429.43	8,960,638.79	12/06/21
26	623100244	RT	Palmdale	CA	Actual/360	4.799%	35,364.96	14,210.20	0.00	N/A	10/06/25	--	8,843,083.36	8,828,873.16	12/06/21
27	623100279	MF	Dallas	TX	Actual/360	4.600%	31,700.76	14,949.88	0.00	N/A	06/06/26	--	8,269,764.44	8,254,814.56	01/06/22
28	306891028	RT	Douglasville	GA	Actual/360	4.450%	31,595.29	13,739.40	0.00	N/A	08/06/26	--	8,520,077.27	8,506,337.87	12/06/21
29	306891029	LO	Indianapolis	IN	Actual/360	5.100%	33,853.56	19,285.28	0.00	N/A	08/06/26	--	7,965,543.40	7,946,258.12	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	306891030	MF	Houston	TX	Actual/360	4.620%	31,287.17	15,472.30	0.00	N/A	08/06/25	--	8,126,536.83	8,111,064.53	12/06/21
31	306891031	LO	Columbus	IN	Actual/360	4.560%	29,213.30	21,677.87	0.00	N/A	06/06/25	--	7,687,710.83	7,666,032.96	12/06/21
32	302891032	OF	Bridgeport	CT	Actual/360	4.810%	32,066.06	13,632.43	0.00	N/A	11/06/26	--	7,999,847.78	7,986,215.35	11/06/21
33	623100268	MF	Houston	TX	Actual/360	4.995%	25,587.89	9,419.78	0.00	N/A	01/06/26	--	6,147,241.55	6,137,821.77	12/06/21
34	306891034	MH	Humble	TX	Actual/360	4.860%	24,225.10	10,114.28	0.00	N/A	11/06/26	--	5,981,506.08	5,971,391.80	12/06/21
36	306891036	RT	Various	GA	Actual/360	4.700%	21,537.86	9,580.41	0.00	N/A	10/06/26	--	5,499,026.89	5,489,446.48	12/06/21
38	306891038	OF	Fort Collins	CO	Actual/360	4.950%	19,994.39	12,579.72	0.00	N/A	12/06/25	--	4,847,124.80	4,834,545.08	12/06/21
39	306891039	MU	Hinesville	GA	Actual/360	5.000%	21,003.29	8,521.90	0.00	N/A	07/06/26	--	5,040,789.54	5,032,267.64	12/06/21
40	306891040	MF	Brookhaven	GA	Actual/360	4.720%	19,078.54	8,473.01	0.00	N/A	09/06/26	--	4,850,475.21	4,842,002.20	12/06/21
41	306891041	MF	Fort Pierce	FL	Actual/360	4.950%	18,247.25	10,836.78	0.00	N/A	09/06/26	--	4,423,575.70	4,412,738.92	12/06/21
42	623100272	MF	Houston	TX	Actual/360	5.040%	18,333.28	7,551.63	0.00	N/A	02/06/26	--	4,365,066.36	4,357,514.73	12/06/21
43	306891043	MF	Houston	TX	Actual/360	4.940%	17,182.56	7,409.48	0.00	N/A	12/06/25	--	4,173,900.53	4,166,491.05	12/06/21
44	306891044	MF	Brookhaven	GA	Actual/360	4.720%	14,038.92	6,234.86	0.00	N/A	09/06/26	--	3,569,217.81	3,562,982.95	12/06/21
45	623100266	RT	Indianapolis	IN	Actual/360	4.987%	14,235.97	7,225.37	0.00	N/A	01/06/26	--	3,425,471.21	3,418,245.84	12/06/21
46	301741154	MF	Lake City	FL	Actual/360	5.450%	14,124.49	7,264.19	0.00	N/A	07/01/26	--	3,109,978.70	3,102,714.51	12/01/21
47	306891047	LO	Fort Myers	FL	Actual/360	5.420%	13,783.82	7,450.95	0.00	N/A	01/06/26	--	3,051,768.72	3,044,317.77	12/06/21
48	301741151	RT	Rocky Mount	NC	Actual/360	4.431%	11,287.64	5,549.25	0.00	N/A	10/06/26	--	3,056,908.76	3,051,359.51	12/06/21
49	306891049	MF	Brookhaven	GA	Actual/360	4.720%	11,879.09	5,275.65	0.00	N/A	09/06/26	--	3,020,107.17	3,014,831.52	12/06/21
50	301741157	LO	Conyers	GA	Actual/360	5.322%	12,535.82	8,136.87	0.00	N/A	10/06/26	--	2,826,566.06	2,818,429.19	12/06/21
51	623100271	RT	Various	TX	Actual/360	5.030%	11,814.68	4,883.67	0.00	N/A	02/06/26	--	2,818,612.65	2,813,728.98	12/06/21
52	623100264	MH	Various	TX	Actual/360	5.160%	11,737.76	4,661.52	0.00	N/A	01/06/26	--	2,729,711.08	2,725,049.56	12/06/21
53	306891053	MH	Prescott	AZ	Actual/360	5.185%	7,400.24	2,878.26	0.00	N/A	03/06/26	--	1,712,687.45	1,709,809.19	12/06/21
Totals							2,530,273.43	1,040,617.67	0.00				689,973,801.35	688,933,183.68
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	18,035,816.87	12,837,498.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,733,131.00	9,736,777.97	01/01/21	06/30/21	--	0.00	0.00	1,423,757.58	1,423,757.58	0.00	0.00
3	95,647,177.04	37,176,729.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,206,267.94	1,045,839.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,162,835.06	2,184,389.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,346,525.56	2,570,850.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,906,617.13	5,652,377.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,426,772.12	1,769,395.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,226,194.86	1,672,093.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	637,855.36	1,207,676.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,732,202.77	1,344,651.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,179,431.85	859,692.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,335,442.90	1,233,150.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,455,376.01	2,028,947.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	705,357.74	01/01/21	06/30/21	09/13/21	0.00	0.00	75,351.84	1,282,764.46	645,268.21	0.00
18	1,200,237.62	1,068,345.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,850,543.40	1,616,545.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,022,737.72	709,176.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,078,183.00	1,060,547.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,607,430.11	1,346,106.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	4,982.75	0.00
23	1,255,491.47	947,167.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	993,658.09	840,894.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,579,514.98	1,276,889.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	868,772.91	718,027.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	7,901.46	0.00
27	1,246,219.95	1,300,933.31	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,100,528.78	730,611.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	333,962.66	697,039.38	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,201,587.44	929,178.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(42,673.07)	277,594.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	751,952.48	295,448.03	01/01/21	06/30/21	--	0.00	0.00	45,665.16	45,665.16	12,157.48	0.00
33	0.00	305,483.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	751,541.39	632,342.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	552,451.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	661,610.53	543,011.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	690,346.60	602,111.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	853,503.30	628,028.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	658,999.45	532,215.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	606,099.80	321,616.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	561,488.88	361,805.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	569,816.96	450,256.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	413,927.22	315,877.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	432,324.42	366,004.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	278,394.06	166,280.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	475,138.16	394,406.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	469,207.53	906,340.33	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	328,231.00	259,149.00	01/01/19	09/30/19	05/11/21	0.00	0.00	0.00	0.00	0.00	0.00
52	403,201.87	306,762.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	251,541.64	216,710.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	183,485,166.82	103,700,784.24				0.00	0.00	1,544,774.58	2,752,187.20	670,309.90	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	1	11,230,181.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.400376%	4.377018%	56
11/18/21	0	0.00	0	0.00	1	11,256,439.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.400643%	4.377281%	57
10/18/21	0	0.00	0	0.00	1	11,280,945.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.400888%	4.377522%	58
09/17/21	0	0.00	0	0.00	1	11,306,982.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.401156%	4.377785%	59
08/17/21	0	0.00	0	0.00	1	11,331,261.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.401397%	4.378022%	60
07/16/21	1	2,836,769.26	0	0.00	1	11,355,430.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.401637%	4.378258%	61
06/17/21	0	0.00	0	0.00	2	14,222,699.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.401899%	4.378515%	62
05/17/21	0	0.00	0	0.00	2	14,251,016.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.402135%	4.353492%	63
04/16/21	0	0.00	1	2,850,677.54	1	11,430,584.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.402394%	4.353782%	64
03/17/21	1	2,855,009.73	0	0.00	1	11,454,306.53	1	19,215,911.79	0	0.00	0	0.00	0	0.00	0	0.00	4.402673%	4.347230%	65
02/18/21	0	0.00	1	2,860,517.10	2	80,556,230.02	1	19,256,244.84	0	0.00	0	0.00	0	0.00	0	0.00	4.403645%	4.348578%	66
01/15/21	1	2,864,806.86	0	0.00	2	80,699,609.59	1	19,289,163.92	0	0.00	1	69,193,199.80	0	0.00	0	0.00	4.403802%	4.348724%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	306891017	07/06/20	16	6	75,351.84	1,282,764.46	683,906.81	11,648,443.34	06/01/20	2
32	302891032	11/06/21	0	B	45,665.16	45,665.16	12,157.48	7,999,847.78
Totals					121,017.00	1,328,429.62	696,064.29	19,648,291.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		94,684,392	94,684,392	0		0
49 - 60 Months		594,248,792	583,018,611	11,230,181		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	688,933,184	677,703,002	0	0	11,230,181	0
Nov-21	689,973,801	678,717,362	0	0	11,256,440	0
Oct-21	690,923,321	679,642,375	0	0	11,280,946	0
Sep-21	691,940,305	680,633,322	0	0	11,306,983	0
Aug-21	692,882,098	681,550,837	0	0	11,331,261	0
Jul-21	693,820,192	679,627,992	2,836,769	0	11,355,431	0
Jun-21	694,826,162	680,603,462	0	0	14,222,700	0
May-21	695,756,618	681,505,602	0	0	14,251,016	0
Apr-21	696,755,224	682,473,962	0	2,850,678	11,430,584	0
Mar-21	697,598,101	683,288,785	2,855,010	0	11,454,307	0
Feb-21	697,602,426	614,185,679	0	2,860,517	80,556,230	0
Jan-21	698,637,104	615,072,687	2,864,807	0	80,699,610	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	306891017	11,230,181.46	11,648,443.34	19,100,000.00	08/18/21	601,989.74	1.32880	06/30/21	11/06/26	238
51	623100271	2,813,728.98	2,813,728.98	3,600,000.00	04/25/21	237,026.00	1.57710	09/30/19	02/06/26	289
Totals		14,043,910.44	14,462,172.32	22,700,000.00		839,015.74

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	306891017	LO	FL	06/01/20	2

Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. The Borrower and third party consultant have provided a signed PNL and the requested due diligence. The special servicer continues to monitor the asset and market performance. The special servicer is dual tracking settlement discussions and enforcement of lender's rights.

51	623100271	RT	TX	11/15/19	13

Loan was returned to Master Servicer on 9/21/17, after resolving compliance issues. Loan has been transferred back to special servicing as of 11/15/19 for Imminent Default. The Borrower has not complied with setting up cash management due to the Shoe Show

Lease trigger event. The special servicer continues to dual track ongoing Borrower litigation and a potential settlement. Counsel is working on coordinating mediation to come to a resolution. Mediation occurred and parties are working to approve items pr eliminarily agreed to during mediation. Counsel is papering agreement which is expected to be resolved shortly.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	306711001	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	--
2	306711001	0.00	3.99000%	0.00	3.99000%	10	12/31/20	05/01/20	02/11/21
4	306891001	0.00	4.68500%	0.00	4.68500%	10	06/01/20	06/01/20	06/11/20
4	306891001	0.00	4.68500%	0.00	4.68500%	10	06/11/20	06/01/20	06/01/20
10	306891010	19,424,416.09	4.54000%	19,424,416.09	4.54000%	8	09/22/20	09/22/20	11/12/20
10	306891010	0.00	4.54000%	0.00	4.54000%	8	11/12/20	09/22/20	09/22/20
45	623100266	0.00	4.98700%	0.00	4.98700%	10	06/02/20	06/06/20	06/11/20
45	623100266	0.00	4.98700%	0.00	4.98700%	10	06/11/20	06/06/20	06/02/20
Totals		19,424,416.09		19,424,416.09
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	306891037 09/17/19	5,754,183.16	7,300,000.00	7,812,046.83	1,232,801.45	7,812,046.83	6,579,245.38	0.00	347.88	420,900.54	(420,900.54)	7.01%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,754,183.16	7,300,000.00	7,812,046.83	1,232,801.45	7,812,046.83	6,579,245.38	0.00	347.88	420,900.54	(420,900.54)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	306891037	12/17/21	0.00	0.00	(420,900.54)	0.00	(347.88)	0.00	0.00	0.00	0.00
		05/15/20	0.00	0.00	(420,900.54)	0.00	(278,363.75)	0.00	0.00	0.00
		09/25/19	0.00	0.00	0.00	0.00	(134,909.05)	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	(347.88)	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(420,900.54)	0.00	(413,620.68)	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	2,336.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	350.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(347.88)	0.00
51	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24,018.70	0.00
Total	0.00	0.00	10,000.00	0.00	2,687.04	0.00	0.00	0.00	0.00	0.00	23,670.82	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		36,357.86

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Supplemental Notes
None

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